Shareholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock which have been designated as follows:

	Number of Shares	Number of Shares Outstanding at	Par	Liquidation
	Authorized	September 30, 2018	Value	Value
Series AA	1,000,000	5,000	$0.0001	$-
Preferred Series B	50,000	1,350	$0.0001	$100
Preferred Series C	8,000	1,318	$0.0001	$1,000
Undesignated	3,942,000	-	-	-

The Company has authorized 5,000,000 shares of preferred stock which have been designated as follows:

	Number of Shares	Number of Shares Outstanding at	Par	Liquidation
	Authorized	December 31, 2017	Value	Value
Series AA	1,000,000	5,000	$0.0001	$-
Preferred Series B	50,000	-	$0.0001	$100
Preferred Series C	8,000	700	$0.0001	$1,000
Undesignated	3,942,000	-	-	-

Schedule of Stock Options Outstanding

The balance of all stock options outstanding as of September 30, 2018 is as follows:

		Weighted Average	Weighted Average
		Exercise Price	Remaining Contractual	Aggregate Intrinsic
	Options	Per Share	Term (years)	Value
Outstanding at January 1, 2018	93,203,369	$0.029	3.96
Granted	1,000,000	$0.030	1.86
Cancelled	-	$-	-
Exercised	-	$-	-
Outstanding at September 30, 2018	94,203,369	$0.029	3.19	$2,232,620

Exercisable at September 30, 2018	93,286,702	$0.029	3.21	$2,210,895

The balance of all stock options outstanding as of December 31, 2017 is as follows:

		Weighted Average	Weighted Average
		Exercise Price	Remaining Contractual	Aggregate Intrinsic
	Options	Per Share	Term (years)	Value
Outstanding at January 1, 2017	-	$-
Granted	93,203,369	$0.029
Cancelled	-	$-
Exercised	-	$-
Outstanding at December 31, 2017	93,203,369	$0.029	3.96	$2,721,538

Exercisable at December 31, 2017	93,203,369	$0.029	3.96	$2,721,538

Schedule of Stock Options Valuation of Assumptions

The Company measures the fair value of warrants issued using the Black Scholes option pricing model using the following assumptions:

Nine months ended
September 30, 2018

Expected term	2 years - 5 years
Exercise price	$0.0001-$0.0516
Expected volatility	158%-193%
Expected dividends	None
Risk-free interest rate	1.92% to 2.81%
Forfeitures	None

Schedule of Warrants Outstanding

A summary of the status of the warrants granted under these agreements at September 30, 2018, and changes during the nine months then ended is presented below:

	Outstanding Warrants

		Weighted Average
		Exercise Price
	Shares	Per Share
Outstanding at January 1, 2018	61,807,992	$0.31
Granted	18,480,984	$0.20
Cancelled	(300,000)	$0.81
Exercised	-	$-
Outstanding at September 30, 2018	79,988,976	$0.28

Exercisable at September 30, 2018	79,988,976	$0.28

A summary of the status of the warrants granted under these agreements at December 31, 2017, and changes during the year then ended is presented below:

	Outstanding Warrants
		Weighted Average
		Exercise Price
	Shares	Per Share
Outstanding at January 1, 2017	9,494,940	$0.33
Granted	52,563,052	$0.31
Cancelled	-	$-
Exercised	(250,000)	$0.02
Outstanding at December 31, 2017	61,807,992	$0.31

Exercisable at December 31, 2017	61,807,992	$0.31

Schedule of Share-based Compensation, Shares Authorized Under Stock Option Plans, by Exercise Price Range

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

Options

$0.0540	19,250,000	9.29	$0.0540	19,250,000	$0.0540
$0.0269	6,022,305	2.72	$0.0269	6,022,305	$0.0269
$0.0216	67,931,064	2.55	$0.0216	67,931,064	$0.0216
	93,203,369	3.96	$0.029	93,203,369	$0.029

Schedule of Warrants Exercise Price Range

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

Warrants

$0.0165-0.0469	15,019,850	3.44	$0.033	15,019,850	$0.033
$0.0508-0.10	21,438,396	3.56	$0.075	21,438,396	$0.075
$0.108-0.239	6,010,037	3.60	$0.161	6,010,037	$0.161
$0.25-0.48	2,862,687	2.56	$0.276	2,862,687	$0.276
$0.5623-1.00	16,477,022	2.77	$0.938	16,477,022	$0.938
	61,807,992	3.32	$0.313	61,807,992	$0.313